Stockholders' Deficit (Details Narrative) - USD ($)																	6 Months Ended		12 Months Ended
	Dec. 26, 2016	Nov. 11, 2016	Nov. 09, 2016	Jun. 21, 2016	Jun. 02, 2016	May 25, 2016	May 24, 2016	May 19, 2016	May 18, 2016	Apr. 18, 2016	Feb. 23, 2016	Nov. 17, 2015	Oct. 20, 2015	Sep. 30, 2015	Jul. 15, 2015	Jul. 02, 2015	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2016	Jun. 30, 2015	Sep. 30, 2016	Dec. 31, 2014
Class of Stock [Line Items]
Number of common stock shares issued	250,000	869,565	28,879
Number of common stock shares issued for employee as performance bonus															1,587,500
Fair value of common stock on note payable as loan fee in consideration																		$ 50,000	$ 50,000
Number of common stock value issued for services																				$ 244,814
Class A Units [Member]
Class of Stock [Line Items]
Number of units issued																		691	691		691	691
Six Employees [Member]
Class of Stock [Line Items]
Number of stock options issued												215,000
Employees [Member]
Class of Stock [Line Items]
Number of common stock shares issued											50,000
Number of common stock value issued											$ 60,000
Consultant [Member]
Class of Stock [Line Items]
Number of common stock shares issued for services											50,000
Investor [Member]
Class of Stock [Line Items]
Number of common stock shares issued for services					25,000				100,000
Number of common stock value issued for services					$ 15,000				$ 60,000
Investor [Member] | Equity Purchase Agreement [Member]
Class of Stock [Line Items]
Number of common stock shares issued				250,000			200,000
Number of common stock value issued				$ 56,250			$ 60,000
Marketing Consultant [Member]
Class of Stock [Line Items]
Number of common stock shares issued for services								5,307
Number of common stock value issued for services								$ 3,200
Marketing [Member]
Class of Stock [Line Items]
Number of common stock shares issued for services						10,000
Number of common stock value issued for services						$ 6,000
PIMCO [Member]
Class of Stock [Line Items]
Common stock shares issued as loan fee in consideration														50,000
Fair value of common stock on note payable as loan fee in consideration														$ 50,000
Company drew an additional funds													$ 500,000
Signing Bonus [Member]
Class of Stock [Line Items]
Number of common stock shares issued										10,000						75,000
Number of common stock value issued										$ 9,000						$ 75,000